Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Aug. 29, 2015	May. 30, 2015
Allowance for doubtful accounts	$ 743	$ 513
Common stock, shares outstanding	48,498,000
Treasury stock, shares	26,563,000	26,563,000
Common Stock [Member]
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	120,000,000	120,000,000
Common stock, shares issued	70,261,000	70,261,000
Common stock, shares outstanding	43,698,000	43,698,000
Class A Common Stock [Member]
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	4,800,000	4,800,000
Common stock, shares issued	4,800,000	4,800,000
Common stock, shares outstanding	4,800,000	4,800,000